COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of Weighted-Average Remaining Lease Term and Discount Rate
The following table represents the weighted-average remaining lease term and discount rate:

Year ended December 31, 2019

Weighted average remaining lease term	2.52 years
Weighted average discount rate	1.54%

Schedule of Maturities of Operating Lease Liabilities
Maturities of operating lease liabilities were as follows:

Year ending December 31,
2020	$3,170
2021	2,641
2022	1,019
2023	211
2024 and thereafter	78

Total lease payments	$7,119

Less - imputed interest	$(148)

Present value of lease liabilities	$6,971